Investment Objectives and Goals	Nov. 26, 2025
Defiance Leveraged Long + Income XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME Ripple ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income XRP ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income SOL ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME SOL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income SOL ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.